UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-03327

MFS SERIES TRUST XIII

(Exact name of registrant as specified in charter)

111 Huntington Avenue, Boston, Massachusetts 02199 (Address of principal executive offices) (Zip code)

Christopher R. Bohane

Massachusetts Financial Services Company

111Huntington Avenue Boston, Massachusetts 02199

(Name and address of agents for service)

Registrant's telephone number, including area code: (617) 954-5000

Date of fiscal year end: August 31*

Date of reporting period: February 29, 2024

*This Form N-CSR pertains only to the following series of the Registrant: MFS Global Real Estate Fund. The remaining series of the Registrant have a fiscal year end other than August 31.

ITEM 1. REPORTS TO STOCKHOLDERS.

Item 1(a):

Semiannual Report
February 29, 2024
MFS®  Global Real
Estate Fund
GRE-SEM

MFS® Global Real
Estate Fund

Contact information	back cover

The report is prepared for the general information of shareholders. It is authorized for distribution to prospective investors only when preceded or accompanied by a current prospectus.
NOT FDIC INSURED  •  MAY LOSE VALUE  •  NO BANK GUARANTEE

Portfolio Composition
Portfolio structure
Top ten holdings
Prologis, Inc., REIT	9.8%
Equinix, Inc., REIT	7.1%
Mitsui Fudosan Co. Ltd.	3.7%
Extra Space Storage, Inc., REIT	3.4%
Equity Lifestyle Properties, Inc., REIT	3.4%
Sun Communities, Inc., REIT	2.9%
Goodman Group, REIT	2.5%
Universal Health Services, Inc.	2.5%
Federal Realty Investment Trust, REIT	2.5%
Mid-America Apartment Communities, Inc., REIT	2.4%
GICS equity sectors (g)
Real Estate	91.2%
Health Care	4.2%
Communication Services	2.2%
Industrials	0.5%
Issuer country weightings (x)
United States	65.5%
Japan	9.6%
United Kingdom	7.5%
Australia	4.0%
Canada	2.9%
Singapore	2.1%
Mexico	2.1%
Germany	1.7%
Switzerland	1.4%
Other Countries	3.2%
Currency exposure weightings (y)
United States Dollar	65.5%
Japanese Yen	9.6%
British Pound Sterling	7.5%
Euro	4.2%
Australian Dollar	4.0%
Canadian Dollar	2.9%
Singapore Dollar	2.1%
Mexican Peso	2.1%
Swiss Franc	1.4%
Other Currencies	0.7%

(g)	The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and S&P Global Market Intelligence Inc. (“S&P Global Market Intelligence”). GICS is a service mark of MSCI and S&P Global Market Intelligence and has been licensed for use by MFS. MFS has applied its own internal sector/industry classification methodology for equity securities and non-equity securities that are unclassified by GICS.

Portfolio Composition - continued
(x)	Represents the portfolio’s exposure to issuer countries as a percentage of a portfolio’s net assets. For purposes of this presentation, United States includes Cash & Cash Equivalents.
(y)	Represents the portfolio’s exposure to a particular currency as a percentage of a portfolio's net assets. For purposes of this presentation, United States Dollar includes Cash & Cash Equivalents.
Cash & Cash Equivalents includes any cash, investments in money market funds, short-term securities, and other assets less liabilities. Please see the Statement of Assets and Liabilities for additional information related to the fund’s cash position and other assets and liabilities.
Percentages are based on net assets as of February 29, 2024.
The portfolio is actively managed and current holdings may be different.

Expense Table
Fund expenses borne by the shareholders during the period,
September 1, 2023 through February 29, 2024
As a shareholder of the fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on certain purchase or redemption payments, and (2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds.
The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period September 1, 2023 through February 29, 2024.
Actual Expenses
The first line for each share class in the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.
Hypothetical Example for Comparison Purposes
The second line for each share class in the following table provides information about hypothetical account values and hypothetical expenses based on the fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line for each share class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Expense Table - continued
Share Class		Annualized Expense Ratio	Beginning Account Value 9/01/23	Ending Account Value 2/29/24	Expenses Paid During Period (p) 9/01/23-2/29/24
A	Actual	1.19%	$1,000.00	$1,046.17	$6.05
	Hypothetical (h)	1.19%	$1,000.00	$1,018.95	$5.97
B	Actual	1.94%	$1,000.00	$1,042.09	$9.85
	Hypothetical (h)	1.94%	$1,000.00	$1,015.22	$9.72
C	Actual	1.94%	$1,000.00	$1,042.03	$9.85
	Hypothetical (h)	1.94%	$1,000.00	$1,015.22	$9.72
I	Actual	0.94%	$1,000.00	$1,047.44	$4.79
	Hypothetical (h)	0.94%	$1,000.00	$1,020.19	$4.72
R1	Actual	1.94%	$1,000.00	$1,041.97	$9.85
	Hypothetical (h)	1.94%	$1,000.00	$1,015.22	$9.72
R2	Actual	1.44%	$1,000.00	$1,044.86	$7.32
	Hypothetical (h)	1.44%	$1,000.00	$1,017.70	$7.22
R3	Actual	1.19%	$1,000.00	$1,046.20	$6.05
	Hypothetical (h)	1.19%	$1,000.00	$1,018.95	$5.97
R4	Actual	0.94%	$1,000.00	$1,046.77	$4.78
	Hypothetical (h)	0.94%	$1,000.00	$1,020.19	$4.72
R6	Actual	0.85%	$1,000.00	$1,047.47	$4.33
	Hypothetical (h)	0.85%	$1,000.00	$1,020.64	$4.27
(h)	5% class return per year before expenses.
(p)	“Expenses Paid During Period” are equal to each class’s annualized expense ratio, as shown above, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period). Expenses paid do not include any applicable sales charges (loads). If these transaction costs had been included, your costs would have been higher.

Portfolio of Investments
2/29/24 (unaudited)
The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.
Issuer	Shares/Par	Value ($)
Common Stocks – 98.1%
Construction – 7.7%
American Homes 4 Rent, “A”, REIT	1,427,381	$52,827,371
AvalonBay Communities, Inc., REIT	130,153	23,040,985
Essex Property Trust, Inc., REIT	201,902	46,720,123
Mid-America Apartment Communities, Inc., REIT	443,148	55,694,841
		$178,283,320
Engineering - Construction – 2.1%
Corporacion Inmobiliaria Vesta S.A.B. de C.V.	7,708,840	$27,023,963
Prologis Property Mexico S.A. de C.V., REIT	4,611,135	20,725,996
		$47,749,959
Forest & Paper Products – 3.0%
Rayonier, Inc., REIT	1,111,230	$38,259,649
Weyerhaeuser Co., REIT	918,392	31,574,317
		$69,833,966
Medical & Health Technology & Services – 4.1%
Encompass Health Corp.	503,837	$37,485,473
Universal Health Services, Inc.	353,516	59,058,383
		$96,543,856
Printing & Publishing – 1.0%
Lamar Advertising Co., REIT	220,829	$24,412,646
Railroad & Shipping – 0.5%
Keisei Electric Railway Co. Ltd.	239,700	$11,183,975
Real Estate – 67.4%
Alexandria Real Estate Equities, Inc., REIT	432,645	$53,963,811
Big Yellow Group PLC, REIT	2,362,934	29,916,787
Boston Properties, Inc., REIT	655,472	42,422,148
Brixmor Property Group, Inc., REIT	2,182,229	49,340,198
Canadian Apartment Properties, REIT	828,751	29,073,304
CapitaLand India Trusts IEU, REIT	17,177,563	12,893,864
CapitaLand Investment Ltd.	11,455,600	23,668,067
CubeSmart, REIT	1,190,545	51,919,667
Derwent London PLC, REIT	283,255	6,879,313
Douglas Emmett, Inc., REIT	1,855,562	24,530,530
Equity Lifestyle Properties, Inc., REIT	1,173,754	79,017,119
Extra Space Storage, Inc., REIT	569,169	80,235,754
Farmland Partners, Inc., REIT	1,056,296	12,464,293

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Real Estate – continued
Federal Realty Investment Trust, REIT	575,716	$58,060,959
Goodman Group, REIT	3,043,765	59,155,555
Grainger PLC	10,332,100	32,501,175
Granite REIT	741,954	39,400,674
Heiwa Real Estate Co. Ltd.	376,300	9,839,221
Japan Logistics Fund, Inc., REIT	12,326	21,039,377
Japan Metropolitan Fund Investment Corp., REIT	43,277	25,489,322
KATITAS Co. Ltd.	849,800	11,404,733
KDX Realty Investment Corp., REIT	10,568	10,566,590
Kimco Realty Corp., REIT	1,691,649	33,426,984
LEG Immobilien SE (a)	148,517	10,918,373
Mitsubishi Estate Co. Ltd.	1,231,000	18,889,511
Mitsui Fudosan Co. Ltd.	3,174,000	85,976,614
National Storage, REIT	19,724,640	28,975,487
NNN REIT, Inc.	812,213	33,048,947
Nomura Real Estate Holdings	684,300	16,993,389
Parkway Real Estate LLC, REIT	4,521,367	11,828,035
Phillips Edison & Co., REIT	640,819	22,890,055
Prologis, Inc., REIT	1,703,146	226,978,267
PSP Swiss Property AG	261,074	33,211,766
Rexford Industrial Realty, Inc., REIT	805,123	40,964,658
Rural Funds Group, REIT	3,547,916	4,773,720
SEGRO PLC, REIT	3,517,508	37,537,017
Shaftesbury Capital PLC, REIT	13,051,634	20,412,614
Shurgard Self Storage Ltd., REIT	646,106	27,705,490
Sino Land Co. Ltd.	14,741,635	15,909,932
Star Asia Investment Corp., REIT	31,447	11,641,599
Sun Communities, Inc., REIT	505,913	67,670,923
Unite Group PLC, REIT	2,123,846	25,736,926
Vonovia SE, REIT	1,067,477	29,766,198
		$1,569,038,966
Telecommunications - Wireless – 3.3%
Cellnex Telecom S.A.	854,862	$30,739,298
SBA Communications Corp., REIT	219,009	45,823,253
		$76,562,551
Telephone Services – 9.0%
Digital Realty Trust, Inc., REIT	169,320	$24,857,869
Equinix, Inc., REIT	185,052	164,477,918
Helios Towers PLC (a)	21,616,602	20,587,760
		$209,923,547
Total Common Stocks (Identified Cost, $1,970,173,468)		$2,283,532,786

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Investment Companies (h) – 2.2%
Money Market Funds – 2.2%
MFS Institutional Money Market Portfolio, 5.37% (v) (Identified Cost, $51,145,814)	51,141,888	$51,141,888

Other Assets, Less Liabilities – (0.3)%		(6,411,352)
Net Assets – 100.0%		$2,328,263,322

(a)	Non-income producing security.
(h)	An affiliated issuer, which may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. At period end, the aggregate values of the fund's investments in affiliated issuers and in unaffiliated issuers were $51,141,888 and $2,283,532,786, respectively.
(v)	Affiliated issuer that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.

The following abbreviations are used in this report and are defined:
IEU	International Equity Unit
REIT	Real Estate Investment Trust
See Notes to Financial Statements

Financial Statements
Statement of Assets and Liabilities
At 2/29/24 (unaudited)
This statement represents your fund’s balance sheet, which details the assets and liabilities comprising the total value of the fund.
Assets
Investments in unaffiliated issuers, at value (identified cost, $1,970,173,468)	$2,283,532,786
Investments in affiliated issuers, at value (identified cost, $51,145,814)	51,141,888
Receivables for
Investments sold	1,587,512
Fund shares sold	2,157,188
Dividends	3,609,370
Other assets	52,601
Total assets	$2,342,081,345
Liabilities
Payables for
Investments purchased	$11,896,295
Fund shares reacquired	1,298,344
Payable to affiliates
Investment adviser	101,242
Administrative services fee	1,857
Shareholder servicing costs	336,005
Distribution and service fees	1,461
Payable for independent Trustees' compensation	6,501
Accrued expenses and other liabilities	176,318
Total liabilities	$13,818,023
Net assets	$2,328,263,322
Net assets consist of
Paid-in capital	$2,310,332,398
Total distributable earnings (loss)	17,930,924
Net assets	$2,328,263,322
Shares of beneficial interest outstanding	142,600,288

Statement of Assets and Liabilities (unaudited) – continued
	Net assets	Shares outstanding	Net asset value per share (a)
Class A	$57,401,570	3,530,271	$16.26
Class B	400,979	24,438	16.41
Class C	8,751,055	536,626	16.31
Class I	906,218,055	55,597,020	16.30
Class R1	568,461	35,197	16.15
Class R2	2,574,104	157,560	16.34
Class R3	6,308,350	386,821	16.31
Class R4	1,271,443	77,898	16.32
Class R6	1,344,769,305	82,254,457	16.35

(a)	Maximum offering price per share was equal to the net asset value per share for all share classes, except for Class A, for which the maximum offering price per share was $17.25 [100 / 94.25 x $16.26]. On sales of $50,000 or more, the maximum offering price of Class A shares is reduced. A contingent deferred sales charge may be imposed on redemptions of Class A, Class B, and Class C shares. Redemption price per share was equal to the net asset value per share for Classes I, R1, R2, R3, R4, and R6.
See Notes to Financial Statements

Financial Statements
Statement of Operations
Six months ended 2/29/24 (unaudited)
This statement describes how much your fund earned in investment income and accrued in expenses. It also describes any gains and/or losses generated by fund operations.
Net investment income (loss)
Income
Dividends	$30,053,235
Dividends from affiliated issuers	951,374
Other	67,956
Foreign taxes withheld	(670,522)
Total investment income	$30,402,043
Expenses
Management fee	$9,669,721
Distribution and service fees	136,489
Shareholder servicing costs	524,561
Administrative services fee	174,009
Independent Trustees' compensation	20,573
Custodian fee	120,337
Shareholder communications	40,401
Audit and tax fees	49,349
Legal fees	6,507
Miscellaneous	122,051
Total expenses	$10,863,998
Reduction of expenses by investment adviser	(153,286)
Net expenses	$10,710,712
Net investment income (loss)	$19,691,331
Realized and unrealized gain (loss)
Realized gain (loss) (identified cost basis)
Unaffiliated issuers	$(125,140,624)
Affiliated issuers	(6,579)
Foreign currency	(373,009)
Net realized gain (loss)	$(125,520,212)
Change in unrealized appreciation or depreciation
Unaffiliated issuers	$229,325,110
Affiliated issuers	(7,082)
Translation of assets and liabilities in foreign currencies	26,891
Net unrealized gain (loss)	$229,344,919
Net realized and unrealized gain (loss)	$103,824,707
Change in net assets from operations	$123,516,038
See Notes to Financial Statements

Financial Statements
Statements of Changes in Net Assets
These statements describe the increases and/or decreases in net assets resulting from operations, any distributions, and any shareholder transactions.
	Six months ended	Year ended
	2/29/24 (unaudited)	8/31/23
Change in net assets
From operations
Net investment income (loss)	$19,691,331	$50,530,521
Net realized gain (loss)	(125,520,212)	(131,184,493)
Net unrealized gain (loss)	229,344,919	(34,205,130)
Change in net assets from operations	$123,516,038	$(114,859,102)
Total distributions to shareholders	$(49,001,683)	$(138,502,792)
Change in net assets from fund share transactions	$(173,864,442)	$51,807,127
Total change in net assets	$(99,350,087)	$(201,554,767)
Net assets
At beginning of period	2,427,613,409	2,629,168,176
At end of period	$2,328,263,322	$2,427,613,409
See Notes to Financial Statements

Financial Statements
Financial Highlights
The financial highlights table is intended to help you understand the fund's financial performance for the semiannual period and the past 5 fiscal years. Certain information reflects financial results for a single fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the fund share class (assuming reinvestment of all distributions) held for the entire period.
Class A	Six months ended	Year ended
	2/29/24 (unaudited)	8/31/23	8/31/22	8/31/21	8/31/20	8/31/19
Net asset value, beginning of period	$15.79	$17.49	$21.62	$16.38	$17.68	$16.19
Income (loss) from investment operations
Net investment income (loss) (d)	$0.11	$0.28	$0.21	$0.23	$0.31	$0.34
Net realized and unrealized gain (loss)	0.63	(1.10)	(3.92)	5.15	(0.64)	1.56
Total from investment operations	$0.74	$(0.82)	$(3.71)	$5.38	$(0.33)	$1.90
Less distributions declared to shareholders
From net investment income	$(0.27)	$(0.04)	$(0.30)	$(0.14)	$(0.97)	$(0.33)
From net realized gain	—	(0.84)	(0.12)	—	—	(0.08)
Total distributions declared to shareholders	$(0.27)	$(0.88)	$(0.42)	$(0.14)	$(0.97)	$(0.41)
Net asset value, end of period (x)	$16.26	$15.79	$17.49	$21.62	$16.38	$17.68
Total return (%) (r)(s)(t)(x)	4.62(n)	(4.81)	(17.53)	33.02	(2.04)	12.24
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions	1.20(a)	1.20	1.18	1.19	1.22	1.26
Expenses after expense reductions	1.19(a)	1.19	1.17	1.18	1.21	1.25
Net investment income (loss)	1.37(a)	1.78	1.05	1.21	1.89	2.06
Portfolio turnover	26(n)	30	29	22	39	55
Net assets at end of period (000 omitted)	$57,402	$60,446	$77,694	$112,559	$75,185	$79,083
See Notes to Financial Statements

Financial Highlights – continued
Class B	Six months ended	Year ended
	2/29/24 (unaudited)	8/31/23	8/31/22	8/31/21	8/31/20	8/31/19
Net asset value, beginning of period	$15.80	$17.57	$21.74	$16.47	$17.78	$16.26
Income (loss) from investment operations
Net investment income (loss) (d)	$0.06	$0.17	$0.06	$0.09	$0.19	$0.22
Net realized and unrealized gain (loss)	0.61	(1.10)	(3.96)	5.18	(0.65)	1.59
Total from investment operations	$0.67	$(0.93)	$(3.90)	$5.27	$(0.46)	$1.81
Less distributions declared to shareholders
From net investment income	$(0.06)	$—	$(0.15)	$(0.00)(w)	$(0.85)	$(0.21)
From net realized gain	—	(0.84)	(0.12)	—	—	(0.08)
Total distributions declared to shareholders	$(0.06)	$(0.84)	$(0.27)	$(0.00)(w)	$(0.85)	$(0.29)
Net asset value, end of period (x)	$16.41	$15.80	$17.57	$21.74	$16.47	$17.78
Total return (%) (r)(s)(t)(x)	4.21(n)	(5.44)	(18.19)	32.02	(2.79)	11.46
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions	1.95(a)	1.95	1.93	1.94	1.97	2.01
Expenses after expense reductions	1.94(a)	1.94	1.92	1.93	1.96	2.00
Net investment income (loss)	0.72(a)	1.04	0.32	0.48	1.15	1.33
Portfolio turnover	26(n)	30	29	22	39	55
Net assets at end of period (000 omitted)	$401	$672	$1,126	$1,396	$1,173	$1,247
See Notes to Financial Statements

Financial Highlights – continued
Class C	Six months ended	Year ended
	2/29/24 (unaudited)	8/31/23	8/31/22	8/31/21	8/31/20	8/31/19
Net asset value, beginning of period	$15.76	$17.53	$21.70	$16.45	$17.76	$16.26
Income (loss) from investment operations
Net investment income (loss) (d)	$0.05	$0.17	$0.06	$0.09	$0.19	$0.22
Net realized and unrealized gain (loss)	0.62	(1.10)	(3.96)	5.18	(0.66)	1.58
Total from investment operations	$0.67	$(0.93)	$(3.90)	$5.27	$(0.47)	$1.80
Less distributions declared to shareholders
From net investment income	$(0.12)	$—	$(0.15)	$(0.02)	$(0.84)	$(0.22)
From net realized gain	—	(0.84)	(0.12)	—	—	(0.08)
Total distributions declared to shareholders	$(0.12)	$(0.84)	$(0.27)	$(0.02)	$(0.84)	$(0.30)
Net asset value, end of period (x)	$16.31	$15.76	$17.53	$21.70	$16.45	$17.76
Total return (%) (r)(s)(t)(x)	4.20(n)	(5.45)	(18.19)	32.09	(2.81)	11.44
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions	1.95(a)	1.95	1.93	1.94	1.97	2.01
Expenses after expense reductions	1.94(a)	1.94	1.92	1.93	1.95	2.00
Net investment income (loss)	0.66(a)	1.03	0.32	0.47	1.15	1.33
Portfolio turnover	26(n)	30	29	22	39	55
Net assets at end of period (000 omitted)	$8,751	$10,849	$13,171	$16,414	$11,213	$10,165
See Notes to Financial Statements

Financial Highlights – continued
Class I	Six months ended	Year ended
	2/29/24 (unaudited)	8/31/23	8/31/22	8/31/21	8/31/20	8/31/19
Net asset value, beginning of period	$15.85	$17.56	$21.71	$16.45	$17.75	$16.26
Income (loss) from investment operations
Net investment income (loss) (d)	$0.13	$0.32	$0.27	$0.27	$0.35	$0.39
Net realized and unrealized gain (loss)	0.63	(1.10)	(3.94)	5.17	(0.64)	1.56
Total from investment operations	$0.76	$(0.78)	$(3.67)	$5.44	$(0.29)	$1.95
Less distributions declared to shareholders
From net investment income	$(0.31)	$(0.09)	$(0.36)	$(0.18)	$(1.01)	$(0.38)
From net realized gain	—	(0.84)	(0.12)	—	—	(0.08)
Total distributions declared to shareholders	$(0.31)	$(0.93)	$(0.48)	$(0.18)	$(1.01)	$(0.46)
Net asset value, end of period (x)	$16.30	$15.85	$17.56	$21.71	$16.45	$17.75
Total return (%) (r)(s)(t)(x)	4.74(n)	(4.57)	(17.32)	33.31	(1.80)	12.52
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions	0.95(a)	0.95	0.93	0.94	0.97	1.01
Expenses after expense reductions	0.94(a)	0.94	0.92	0.93	0.96	1.00
Net investment income (loss)	1.64(a)	2.03	1.32	1.47	2.14	2.40
Portfolio turnover	26(n)	30	29	22	39	55
Net assets at end of period (000 omitted)	$906,218	$1,056,120	$1,143,428	$1,070,398	$703,606	$663,977
See Notes to Financial Statements

Financial Highlights – continued
Class R1	Six months ended	Year ended
	2/29/24 (unaudited)	8/31/23	8/31/22	8/31/21	8/31/20	8/31/19
Net asset value, beginning of period	$15.65	$17.42	$21.51	$16.32	$17.65	$16.26
Income (loss) from investment operations
Net investment income (loss) (d)	$0.05	$0.16	$0.06	$0.09	$0.19	$0.23
Net realized and unrealized gain (loss)	0.61	(1.09)	(3.92)	5.13	(0.65)	1.55
Total from investment operations	$0.66	$(0.93)	$(3.86)	$5.22	$(0.46)	$1.78
Less distributions declared to shareholders
From net investment income	$(0.16)	$—	$(0.11)	$(0.03)	$(0.87)	$(0.31)
From net realized gain	—	(0.84)	(0.12)	—	—	(0.08)
Total distributions declared to shareholders	$(0.16)	$(0.84)	$(0.23)	$(0.03)	$(0.87)	$(0.39)
Net asset value, end of period (x)	$16.15	$15.65	$17.42	$21.51	$16.32	$17.65
Total return (%) (r)(s)(t)(x)	4.20(n)	(5.49)	(18.15)	32.03	(2.80)	11.45
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions	1.95(a)	1.95	1.94	1.95	1.97	2.01
Expenses after expense reductions	1.94(a)	1.94	1.92	1.93	1.96	2.00
Net investment income (loss)	0.61(a)	1.03	0.31	0.48	1.14	1.39
Portfolio turnover	26(n)	30	29	22	39	55
Net assets at end of period (000 omitted)	$568	$537	$501	$485	$411	$333
See Notes to Financial Statements

Financial Highlights – continued
Class R2	Six months ended	Year ended
	2/29/24 (unaudited)	8/31/23	8/31/22	8/31/21	8/31/20	8/31/19
Net asset value, beginning of period	$15.85	$17.55	$21.71	$16.45	$17.76	$16.26
Income (loss) from investment operations
Net investment income (loss) (d)	$0.09	$0.24	$0.17	$0.18	$0.27	$0.30
Net realized and unrealized gain (loss)	0.63	(1.10)	(3.96)	5.18	(0.65)	1.58
Total from investment operations	$0.72	$(0.86)	$(3.79)	$5.36	$(0.38)	$1.88
Less distributions declared to shareholders
From net investment income	$(0.23)	$(0.00)(w)	$(0.25)	$(0.10)	$(0.93)	$(0.30)
From net realized gain	—	(0.84)	(0.12)	—	—	(0.08)
Total distributions declared to shareholders	$(0.23)	$(0.84)	$(0.37)	$(0.10)	$(0.93)	$(0.38)
Net asset value, end of period (x)	$16.34	$15.85	$17.55	$21.71	$16.45	$17.76
Total return (%) (r)(s)(t)(x)	4.49(n)	(5.03)	(17.76)	32.71	(2.32)	12.00
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions	1.45(a)	1.45	1.43	1.44	1.47	1.51
Expenses after expense reductions	1.44(a)	1.44	1.42	1.43	1.46	1.50
Net investment income (loss)	1.15(a)	1.53	0.82	0.97	1.67	1.82
Portfolio turnover	26(n)	30	29	22	39	55
Net assets at end of period (000 omitted)	$2,574	$2,814	$2,818	$3,504	$2,270	$2,190
See Notes to Financial Statements

Financial Highlights – continued
Class R3	Six months ended	Year ended
	2/29/24 (unaudited)	8/31/23	8/31/22	8/31/21	8/31/20	8/31/19
Net asset value, beginning of period	$15.84	$17.55	$21.70	$16.44	$17.76	$16.26
Income (loss) from investment operations
Net investment income (loss) (d)	$0.11	$0.28	$0.21	$0.23	$0.31	$0.34
Net realized and unrealized gain (loss)	0.63	(1.10)	(3.94)	5.17	(0.65)	1.57
Total from investment operations	$0.74	$(0.82)	$(3.73)	$5.40	$(0.34)	$1.91
Less distributions declared to shareholders
From net investment income	$(0.27)	$(0.05)	$(0.30)	$(0.14)	$(0.98)	$(0.33)
From net realized gain	—	(0.84)	(0.12)	—	—	(0.08)
Total distributions declared to shareholders	$(0.27)	$(0.89)	$(0.42)	$(0.14)	$(0.98)	$(0.41)
Net asset value, end of period (x)	$16.31	$15.84	$17.55	$21.70	$16.44	$17.76
Total return (%) (r)(s)(t)(x)	4.62(n)	(4.80)	(17.53)	33.04	(2.09)	12.22
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions	1.20(a)	1.20	1.18	1.20	1.22	1.26
Expenses after expense reductions	1.19(a)	1.19	1.17	1.18	1.21	1.25
Net investment income (loss)	1.36(a)	1.77	1.05	1.22	1.90	2.05
Portfolio turnover	26(n)	30	29	22	39	55
Net assets at end of period (000 omitted)	$6,308	$5,957	$6,865	$6,082	$4,255	$3,768
See Notes to Financial Statements

Financial Highlights – continued
Class R4	Six months ended	Year ended
	2/29/24 (unaudited)	8/31/23	8/31/22	8/31/21	8/31/20	8/31/19
Net asset value, beginning of period	$15.88	$17.56	$21.72	$16.45	$17.75	$16.26
Income (loss) from investment operations
Net investment income (loss) (d)	$0.13	$0.33	$0.28	$0.27	$0.35	$0.38
Net realized and unrealized gain (loss)	0.62	(1.10)	(3.97)	5.18	(0.64)	1.56
Total from investment operations	$0.75	$(0.77)	$(3.69)	$5.45	$(0.29)	$1.94
Less distributions declared to shareholders
From net investment income	$(0.31)	$(0.07)	$(0.35)	$(0.18)	$(1.01)	$(0.37)
From net realized gain	—	(0.84)	(0.12)	—	—	(0.08)
Total distributions declared to shareholders	$(0.31)	$(0.91)	$(0.47)	$(0.18)	$(1.01)	$(0.45)
Net asset value, end of period (x)	$16.32	$15.88	$17.56	$21.72	$16.45	$17.75
Total return (%) (r)(s)(t)(x)	4.68(n)	(4.47)	(17.36)	33.37	(1.79)	12.46
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions	0.95(a)	0.95	0.92	0.95	0.97	1.01
Expenses after expense reductions	0.94(a)	0.94	0.91	0.93	0.96	1.00
Net investment income (loss)	1.61(a)	2.04	1.32	1.47	2.13	2.30
Portfolio turnover	26(n)	30	29	22	39	55
Net assets at end of period (000 omitted)	$1,271	$1,134	$1,242	$5,680	$3,649	$3,893
See Notes to Financial Statements

Financial Highlights – continued
Class R6	Six months ended	Year ended
	2/29/24 (unaudited)	8/31/23	8/31/22	8/31/21	8/31/20	8/31/19
Net asset value, beginning of period	$15.91	$17.61	$21.78	$16.49	$17.80	$16.29
Income (loss) from investment operations
Net investment income (loss) (d)	$0.13	$0.34	$0.28	$0.29	$0.37	$0.40
Net realized and unrealized gain (loss)	0.64	(1.09)	(3.96)	5.19	(0.65)	1.58
Total from investment operations	$0.77	$(0.75)	$(3.68)	$5.48	$(0.28)	$1.98
Less distributions declared to shareholders
From net investment income	$(0.33)	$(0.11)	$(0.37)	$(0.19)	$(1.03)	$(0.39)
From net realized gain	—	(0.84)	(0.12)	—	—	(0.08)
Total distributions declared to shareholders	$(0.33)	$(0.95)	$(0.49)	$(0.19)	$(1.03)	$(0.47)
Net asset value, end of period (x)	$16.35	$15.91	$17.61	$21.78	$16.49	$17.80
Total return (%) (r)(s)(t)(x)	4.75(n)	(4.39)	(17.31)	33.49	(1.76)	12.68
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions	0.86(a)	0.86	0.84	0.87	0.89	0.93
Expenses after expense reductions	0.85(a)	0.85	0.82	0.85	0.88	0.92
Net investment income (loss)	1.69(a)	2.12	1.41	1.55	2.23	2.40
Portfolio turnover	26(n)	30	29	22	39	55
Net assets at end of period (000 omitted)	$1,344,769	$1,289,084	$1,382,324	$1,419,175	$1,068,677	$918,174

(a)	Annualized.
(d)	Per share data is based on average shares outstanding.
(n)	Not annualized.
(r)	Certain expenses have been reduced without which performance would have been lower.
(s)	From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
(t)	Total returns do not include any applicable sales charges.
(w)	Per share amount was less than $0.01.
(x)	The net asset values and total returns have been calculated on net assets which include adjustments made in accordance with U.S. generally accepted accounting principles required at period end for financial reporting purposes.
See Notes to Financial Statements

Notes to Financial Statements
(unaudited)
(1) Business and Organization
MFS Global Real Estate Fund (the fund) is a diversified series of MFS Series Trust XIII (the trust). The trust is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company.
The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies.
(2) Significant Accounting Policies
General — The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. In the preparation of these financial statements, management has evaluated subsequent events occurring after the date of the fund’s Statement of Assets and Liabilities through the date that the financial statements were issued. The fund invests a significant amount of its net assets in U.S. and foreign real estate related investments and as a result is subject to certain risks associated with the direct ownership of real estate and the real estate industry in general. These include risks related to general, regional and local economic conditions; difficulties in valuing and disposing of real estate; fluctuations in interest rates and property tax rates, shifts in zoning laws, environmental regulations and other governmental action; cash flow dependency; increased operating expenses; lack of availability of mortgage funds; losses due to natural disasters; overbuilding; losses due to casualty or condemnation; changes in property values and rental rates; the management skill and creditworthiness of the manager; and other factors. The fund invests in foreign securities. Investments in foreign securities are vulnerable to the effects of changes in the relative values of the local currency and the U.S. dollar and to the effects of changes in each country’s market, economic, industrial, political, regulatory, geopolitical, environmental, public health, and other conditions.
Balance Sheet Offsetting — The fund's accounting policy with respect to balance sheet offsetting is that, absent an event of default by the counterparty or a termination of the agreement, the International Swaps and Derivatives Association (ISDA) Master Agreement, or similar agreement, does not result in an offset of reported amounts of financial assets and financial liabilities in the Statement of Assets and Liabilities across transactions between the fund and the applicable counterparty. The fund's right to setoff may be restricted or prohibited by the bankruptcy or insolvency laws of the particular jurisdiction to which a specific master netting agreement counterparty is subject. Balance sheet offsetting disclosures, to the extent applicable to the fund, have been included in the fund’s Significant Accounting Policies note under the captions for each of the fund’s in-scope financial instruments and transactions.
Investment Valuations — Subject to its oversight, the fund's Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments to MFS as the fund's adviser, pursuant to the fund’s valuation

Notes to Financial Statements (unaudited) - continued
policy and procedures which have been adopted by the adviser and approved by the Board. In accordance with Rule 2a-5 under the Investment Company Act of 1940, the Board of Trustees designated the adviser as the “valuation designee” of the fund. If the adviser, as valuation designee, determines that reliable market quotations are not readily available for an investment, the investment is valued at fair value as determined in good faith by the adviser in accordance with the adviser’s fair valuation policy and procedures.
Under the fund's valuation policy and procedures, equity securities, including restricted equity securities, are generally valued at the last sale or official closing price on their primary market or exchange as provided by a third-party pricing service. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation on their primary market or exchange as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value.
Open-end investment companies are generally valued at net asset value per share. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.
Under the fund’s valuation policy and procedures, market quotations are not considered to be readily available for debt instruments, floating rate loans, and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services or otherwise determined by the adviser in accordance with the adviser’s fair valuation policy and procedures. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. In determining values, third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, spreads and other market data. An investment may also be valued at fair value if the adviser determines that the investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halt of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.

Notes to Financial Statements (unaudited) - continued
Various inputs are used in determining the value of the fund's assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment's level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund's assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes significant unobservable inputs, which may include the adviser's own assumptions in determining the fair value of investments. The following is a summary of the levels used as of February 29, 2024 in valuing the fund's assets and liabilities:
Financial Instruments	Level 1	Level 2	Level 3	Total
Equity Securities	$2,283,532,786	$—	$—	$2,283,532,786
Mutual Funds	51,141,888	—	—	51,141,888
Total	$2,334,674,674	$—	$—	$2,334,674,674
For further information regarding security characteristics, see the Portfolio of Investments.
Foreign Currency Translation — Purchases and sales of foreign investments, income, and expenses are converted into U.S. dollars based upon currency exchange rates prevailing on the respective dates of such transactions or on the reporting date for foreign denominated receivables and payables. Gains and losses attributable to foreign currency exchange rates on sales of securities are recorded for financial statement purposes as net realized gains and losses on investments. Gains and losses attributable to foreign exchange rate movements on receivables, payables, income and expenses are recorded for financial statement purposes as foreign currency transaction gains and losses. That portion of both realized and unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.
Indemnifications — Under the fund's organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the fund. Additionally, in the normal course of business, the fund enters into agreements with service providers that may contain indemnification clauses. The fund's maximum exposure under these agreements is unknown as this would involve future claims that may be made against the fund that have not yet occurred.
Investment Transactions and Income —  Dividends received in cash are recorded on the ex-dividend date. Certain dividends from foreign securities will be recorded when the fund is informed of the dividend if such information is obtained subsequent to the ex-dividend date. Dividend payments received in additional securities are recorded on the ex-dividend date in an amount equal to the value of the security on such date.
Distributions from REITs may be characterized as ordinary income, net capital gain, or a return of capital to the fund. The proper characterization of REIT distributions is generally not known until after the end of each calendar year. As such, estimates are used in reporting the character of income and distributions for financial statement purposes. The fund receives substantial distributions from holdings in REITs.

Notes to Financial Statements (unaudited) - continued
The fund may receive proceeds from litigation settlements. Any proceeds received from litigation involving portfolio holdings are reflected in the Statement of Operations in realized gain/loss if the security has been disposed of by the fund or in unrealized gain/loss if the security is still held by the fund. Any other proceeds from litigation not related to portfolio holdings are reflected as other income in the Statement of Operations.
Investment transactions are recorded on the trade date.  In determining the net gain or loss on securities sold, the cost of securities is determined on the identified cost basis.
Tax Matters and Distributions — The fund intends to qualify as a regulated investment company, as defined under Subchapter M of the Internal Revenue Code, and to distribute all of its taxable income, including realized capital gains. As a result, no provision for federal income tax is required. The fund’s federal tax returns, when filed, will remain subject to examination by the Internal Revenue Service for a three year period. Management has analyzed the fund’s tax positions taken on federal and state tax returns for all open tax years and does not believe that there are any uncertain tax positions that require recognition of a tax liability. Foreign taxes, if any, have been accrued by the fund in the accompanying financial statements in accordance with the applicable foreign tax law. Foreign income taxes may be withheld by certain countries in which the fund invests. Additionally, capital gains realized by the fund on securities issued in or by certain foreign countries may be subject to capital gains tax imposed by those countries.
Distributions to shareholders are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These adjustments have no impact on net assets or net asset value per share. Temporary differences which arise from recognizing certain items of income, expense, gain or loss in different periods for financial statement and tax purposes will reverse at some time in the future.
Book/tax differences primarily relate to passive foreign investment companies and wash sale loss deferrals.
The tax character of distributions made during the current period will be determined at fiscal year end. The tax character of distributions declared to shareholders for the last fiscal year is as follows:
Year ended 8/31/23
Ordinary income (including any short-term capital gains)	$14,500,887
Long-term capital gains	124,001,905
Total distributions	$138,502,792

Notes to Financial Statements (unaudited) - continued
The federal tax cost and the tax basis components of distributable earnings were as follows:
As of 2/29/24
Cost of investments	$2,053,388,250
Gross appreciation	362,159,322
Gross depreciation	(80,872,898)
Net unrealized appreciation (depreciation)	$281,286,424
As of 8/31/23
Undistributed ordinary income	32,342,832
Post-October capital loss deferral	(140,830,777)
Other temporary differences	(63,881)
Net unrealized appreciation (depreciation)	51,968,395
The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.
Multiple Classes of Shares of Beneficial Interest — The fund offers multiple classes of shares, which differ in their respective distribution and service fees. The fund's income, realized and unrealized gain (loss), and common expenses are allocated to shareholders based on the daily net assets of each class. Dividends are declared separately for each class. Differences in per share dividend rates are generally due to differences in separate class expenses. Class B and Class C shares will convert to Class A shares approximately eight years after purchase. The fund’s distributions declared to shareholders as reported in the Statements of Changes in Net Assets are presented by class as follows:
	Six months ended 2/29/24	Year ended 8/31/23
Class A	$964,247	$3,610,022
Class B	1,669	50,081
Class C	66,223	614,058
Class I	20,786,506	57,962,597
Class R1	5,616	23,952
Class R2	38,105	139,097
Class R3	99,439	345,654
Class R4	24,419	65,342
Class R6	27,015,459	75,691,989
Total	$49,001,683	$138,502,792
(3) Transactions with Affiliates
Investment Adviser — The fund has an investment advisory agreement with MFS to provide overall investment management and related administrative services and facilities to the fund. The management fee is computed daily and paid monthly at the following annual rates based on the fund's average daily net assets:
Up to $1 billion	0.90%
In excess of $1 billion and up to $2.5 billion	0.75%
In excess of $2.5 billion	0.65%

Notes to Financial Statements (unaudited) - continued
MFS has agreed in writing to reduce its management fee by a specified amount if certain MFS mutual fund assets exceed thresholds agreed to by MFS and the fund's Board of Trustees. MFS has also agreed in writing to waive at least 0.01% of its management fee as part of this agreement. The agreement to waive at least 0.01% of the management fee will continue until modified by the fund's Board of Trustees, but such agreement will continue at least until December 31, 2024. For the six months ended February 29, 2024, this management fee reduction amounted to $153,286, which is included in the reduction of total expenses in the Statement of Operations.
The management fee incurred for the six months ended February 29, 2024 was equivalent to an annual effective rate of 0.80% of the fund's average daily net assets.
The investment adviser has agreed in writing to pay a portion of the fund’s total annual operating expenses, excluding interest, taxes, extraordinary expenses, brokerage and transaction costs, certain tax reclaim recovery expenses (including contingency fees and closing agreement expenses), and investment-related expenses, such that total fund operating expenses do not exceed the following rates annually of each class’s average daily net assets:
				Classes
A	B	C	I	R1	R2	R3	R4	R6
1.35%	2.10%	2.10%	1.10%	2.10%	1.60%	1.35%	1.10%	1.04%
This written agreement will continue until modified by the fund’s Board of Trustees, but such agreement will continue at least until December 31, 2024. For the six months ended February 29, 2024, the fund’s actual operating expenses did not exceed the limit and therefore, the investment adviser did not pay any portion of the fund’s expenses related to this agreement.
Distributor — MFS Fund Distributors, Inc. (MFD), a wholly-owned subsidiary of MFS, as distributor, received $3,435 for the six months ended February 29, 2024, as its portion of the initial sales charge on sales of Class A shares of the fund.
The Board of Trustees has adopted a distribution plan for certain share classes pursuant to Rule 12b-1 of the Investment Company Act of 1940.
The fund's distribution plan provides that the fund will pay MFD for services provided by MFD and financial intermediaries in connection with the distribution and servicing of certain share classes. One component of the plan is a distribution fee paid to MFD and another component of the plan is a service fee paid to MFD. MFD may subsequently pay all, or a portion, of the distribution and/or service fees to financial intermediaries. The distribution and service fees are computed daily and paid monthly.

Notes to Financial Statements (unaudited) - continued
Distribution Plan Fee Table:
	Distribution Fee Rate (d)	Service Fee Rate (d)	Total Distribution Plan (d)	Annual Effective Rate (e)	Distribution and Service Fee
Class A	—	0.25%	0.25%	0.25%	$ 71,331
Class B	0.75%	0.25%	1.00%	1.00%	2,407
Class C	0.75%	0.25%	1.00%	1.00%	46,322
Class R1	0.75%	0.25%	1.00%	1.00%	2,678
Class R2	0.25%	0.25%	0.50%	0.50%	6,460
Class R3	—	0.25%	0.25%	0.25%	7,291
Total Distribution and Service Fees					$136,489
(d)	In accordance with the distribution plan for certain classes, the fund pays distribution and/or service fees equal to these annual percentage rates of each class’s average daily net assets. The distribution and service fee rates disclosed by class represent the current rates in effect at the end of the reporting period. Any rate changes, if applicable, are detailed below.
(e)	The annual effective rates represent actual fees incurred under the distribution plan for the six months ended February 29, 2024 based on each class's average daily net assets. MFD has voluntarily agreed to rebate a portion of each class's 0.25% service fee attributable to accounts for which there is no financial intermediary specified on the account except for accounts attributable to MFS or its affiliates' seed money. There were no service fee rebates for the six months ended February 29, 2024.
Certain Class A shares are subject to a contingent deferred sales charge (CDSC) in the event of a shareholder redemption within 18 months of purchase. Class B shares are subject to a CDSC in the event of a shareholder redemption within six years of purchase. Class C shares are subject to a CDSC in the event of a shareholder redemption within 12 months of purchase.  All contingent deferred sales charges are paid to MFD and during the six months ended February 29, 2024, were as follows:
Amount
Class A	$820
Class B	—
Class C	454
Shareholder Servicing Agent — MFS Service Center, Inc. (MFSC), a wholly-owned subsidiary of MFS, receives a fee from the fund for its services as shareholder servicing agent calculated as a percentage of the average daily net assets of the fund as determined periodically under the supervision of the fund's Board of Trustees. For the six months ended February 29, 2024, the fee was $14,533, which equated to 0.0012% annually of the fund's average daily net assets. MFSC also receives reimbursement from the fund for out-of-pocket expenses, sub-accounting and other shareholder servicing costs which may be paid to affiliated and unaffiliated service providers. Class R6 shares do not incur sub-accounting fees. For the six months ended February 29, 2024, these out-of-pocket expenses, sub-accounting and other shareholder servicing costs amounted to $510,028.
Administrator — MFS provides certain financial, legal, shareholder communications, compliance, and other administrative services to the fund.  Under an administrative services agreement, the fund reimburses MFS the costs incurred to provide these services.  The fund is charged an annual fixed amount of $17,500 plus a fee based on

Notes to Financial Statements (unaudited) - continued
average daily net assets. The administrative services fee is computed daily and paid monthly. The administrative services fee incurred for the six months ended February 29, 2024 was equivalent to an annual effective rate of 0.0146% of the fund's average daily net assets.
Trustees’ and Officers’ Compensation — The fund pays compensation to independent Trustees in the form of a retainer, attendance fees, and additional compensation to Board and Committee chairpersons. Independent Trustees’ compensation is accrued daily and paid subsequent to each Trustee Board meeting. The fund does not pay compensation directly to Trustees or officers of the fund who are also officers of the investment adviser, all of whom receive remuneration from MFS for their services to the fund. Certain officers and Trustees of the fund are officers or directors of MFS, MFD, and MFSC.
Other — The fund invests in the MFS Institutional Money Market Portfolio which is managed by MFS and seeks current income consistent with preservation of capital and liquidity. This money market fund does not pay a management fee to MFS but does incur investment and operating costs.
The adviser has voluntarily undertaken to reimburse the fund from its own resources on a quarterly basis for the cost of investment research embedded in the cost of the fund’s securities trades. This agreement may be rescinded at any time. For the six months ended February 29, 2024, this reimbursement amounted to $67,247, which is included in “Other” income in the Statement of Operations.
(4) Portfolio Securities
For the six months ended February 29, 2024, purchases and sales of investments, other than short-term obligations, aggregated $597,312,231 and $798,445,163, respectively.
(5) Shares of Beneficial Interest
The fund's Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest. Transactions in fund shares were as follows:
	Six months ended 2/29/24		Year ended 8/31/23
	Shares	Amount	Shares	Amount
Shares sold
Class A	268,399	$4,213,282	564,723	$8,974,409
Class B	—	—	630	9,981
Class C	14,133	219,423	78,098	1,244,482
Class I	7,259,495	114,032,277	17,943,726	283,923,826
Class R1	1,292	20,302	5,385	85,073
Class R2	11,750	183,560	54,018	849,655
Class R3	63,489	1,012,481	107,257	1,700,467
Class R4	12,557	193,594	18,003	290,567
Class R6	8,362,384	125,265,803	15,509,890	246,353,977
	15,993,499	$245,140,722	34,281,730	$543,432,437

Notes to Financial Statements (unaudited) - continued
	Six months ended 2/29/24		Year ended 8/31/23
	Shares	Amount	Shares	Amount
Shares issued to shareholders in reinvestment of distributions
Class A	56,846	$962,398	223,581	$3,601,891
Class B	98	1,669	3,091	50,081
Class C	3,895	66,223	37,991	613,933
Class I	1,184,140	20,083,023	3,451,144	55,701,471
Class R1	333	5,616	1,492	23,952
Class R2	2,239	38,105	8,591	139,097
Class R3	5,856	99,439	21,389	345,654
Class R4	1,438	24,419	4,043	65,342
Class R6	1,394,041	23,712,646	3,711,958	60,059,484
	2,648,886	$44,993,538	7,463,280	$120,600,905
Shares reacquired
Class A	(622,149)	$(9,737,947)	(1,404,542)	$(22,358,816)
Class B	(18,218)	(272,646)	(25,237)	(404,219)
Class C	(169,883)	(2,571,921)	(178,870)	(2,838,215)
Class I	(19,464,751)	(313,313,184)	(19,908,075)	(317,365,437)
Class R1	(750)	(11,521)	(1,311)	(21,031)
Class R2	(33,939)	(535,516)	(45,671)	(720,744)
Class R3	(58,569)	(909,544)	(143,846)	(2,314,127)
Class R4	(7,545)	(119,999)	(21,323)	(336,930)
Class R6	(8,548,590)	(136,526,424)	(16,651,299)	(265,866,696)
	(28,924,394)	$(463,998,702)	(38,380,174)	$(612,226,215)
Net change
Class A	(296,904)	$(4,562,267)	(616,238)	$(9,782,516)
Class B	(18,120)	(270,977)	(21,516)	(344,157)
Class C	(151,855)	(2,286,275)	(62,781)	(979,800)
Class I	(11,021,116)	(179,197,884)	1,486,795	22,259,860
Class R1	875	14,397	5,566	87,994
Class R2	(19,950)	(313,851)	16,938	268,008
Class R3	10,776	202,376	(15,200)	(268,006)
Class R4	6,450	98,014	723	18,979
Class R6	1,207,835	12,452,025	2,570,549	40,546,765
	(10,282,009)	$(173,864,442)	3,364,836	$51,807,127
The fund is one of several mutual funds in which certain MFS funds may invest. The MFS funds do not invest in the underlying funds for the purpose of exercising management or control. At the end of the period, the MFS Growth Allocation Fund, the MFS Moderate Allocation Fund, the MFS Aggressive Growth Allocation Fund, the MFS Conservative Allocation Fund, the MFS Lifetime 2040 Fund, the MFS Lifetime 2045

Notes to Financial Statements (unaudited) - continued
Fund, and the MFS Lifetime 2050 Fund were the owners of record of approximately 11%, 8%, 6%, 3%, 1%, 1%, and 1%, respectively, of the value of outstanding voting shares of the fund. In addition, the MFS Lifetime Income Fund, the MFS Lifetime 2065 Fund, the MFS Lifetime 2060 Fund, the MFS Lifetime 2055 Fund, the MFS Lifetime 2035 Fund, the MFS Lifetime 2030 Fund, and the MFS Lifetime 2025 Fund were each the owners of record of less than 1% of the value of outstanding voting shares of the fund
Effective June 1, 2019, purchases of the fund’s Class B shares were closed to new and existing investors subject to certain exceptions. Effective September 29, 2023, purchases of the fund's Class R1 and Class R2 shares were closed to new eligible investors.
(6) Line of Credit
The fund and certain other funds managed by MFS participate in a $1.45 billion unsecured committed line of credit of which $1.2 billion is reserved for use by the fund and certain other MFS U.S. funds. The line of credit is provided by a syndicate of banks under a credit agreement. Borrowings may be made for temporary financing needs. Interest is charged to each fund, based on its borrowings, generally at a rate equal to the highest of 1) Daily Simple SOFR (Secured Overnight Financing Rate) plus 0.10%, 2) the Federal Funds Effective Rate, or 3) the Overnight Bank Funding Rate, each plus an agreed upon spread. A commitment fee, based on the average daily unused portion of the committed line of credit, is allocated among the participating funds. The line of credit expires on March 13, 2025 unless extended or renewed. In addition, the fund and other funds managed by MFS have established unsecured uncommitted borrowing arrangements with certain banks for temporary financing needs. Interest is charged to each fund, based on its borrowings, at rates equal to customary reference rates plus an agreed upon spread. For the six months ended February 29, 2024, the fund’s commitment fee and interest expense were $6,106 and $16,419, respectively, and are included in “Miscellaneous” expense in the Statement of Operations.
(7) Investments in Affiliated Issuers
An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the following were affiliated issuers:
Affiliated Issuers	Beginning Value	Purchases	Sales Proceeds	Realized Gain (Loss)	Change in Unrealized Appreciation or Depreciation	Ending Value
MFS Institutional Money Market Portfolio	$32,593,176	$301,530,247	$282,967,874	$(6,579)	$(7,082)	$51,141,888

Affiliated Issuers	Dividend Income	Capital Gain Distributions
MFS Institutional Money Market Portfolio	$951,374	$—

Proxy Voting Policies and Information
MFS votes proxies on behalf of the fund pursuant to proxy voting policies and procedures that are available without charge, upon request, by calling 1-800-225-2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s Web site at http://www.sec.gov.
Information regarding how the fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available by August 31 of each year without charge by visiting mfs.com/proxyvoting, or by visiting the SEC’s Web site at http://www.sec.gov.
Quarterly Portfolio Disclosure
The fund files a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund's Form N-PORT reports are available on the SEC's Web site at  http://www.sec.gov. A shareholder can obtain the portfolio holdings report for the first and third quarters of the fund's fiscal year at mfs.com/openendfunds by choosing the fund's name and then scrolling to the “Resources” section and clicking on the “Prospectus and Reports” tab.
Further Information
From time to time, MFS may post important information about the fund or the MFS Funds on the MFS Web site (mfs.com). This information is available at https://www.mfs.com/announcements or at mfs.com/openendfunds by choosing the fund’s name and then scrolling to the “Resources” section and clicking on the “Announcements” tab, if any.
Information About Fund Contracts and Legal Claims
The fund has entered into contractual arrangements with an investment adviser, administrator, distributor, shareholder servicing agent, and custodian who each provide services to the fund. Unless expressly stated otherwise, shareholders are not parties to, or intended beneficiaries of these contractual arrangements, and these contractual arrangements are not intended to create any shareholder right to enforce them against the service providers or to seek any remedy under them against the service providers, either directly or on behalf of the fund.
Under the Trust’s By-Laws and Declaration of Trust, any claims asserted against or on behalf of the MFS Funds, including claims against Trustees and Officers, must be brought in state and federal courts located within the Commonwealth of Massachusetts.
Provision of Financial Reports and Summary Prospectuses
The fund produces financial reports every six months and updates its summary prospectus and prospectus annually. To avoid sending duplicate copies of materials to households, only one copy of the fund’s annual and semiannual report and summary prospectus may be mailed to shareholders having the same last name and residential address on the fund’s records. However, any shareholder may contact MFSC (please see back cover for address and telephone number) to request that copies of these reports and summary prospectuses be sent personally to that shareholder.

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CONTACT
WEB SITE
mfs.com
MFS TALK
1-800-637-8255
24 hours a day
ACCOUNT SERVICE AND LITERATURE
Shareholders
1-800-225-2606
Financial advisors
1-800-343-2829
Retirement plan services
1-800-637-1255
MAILING ADDRESS
MFS Service Center, Inc.
P.O. Box 219341
Kansas City, MO 64121-9341
OVERNIGHT MAIL
MFS Service Center, Inc.
Suite 219341
430 W 7th Street
Kansas City, MO 64105-1407

Item 1(b):

Not applicable.

ITEM 2. CODE OF ETHICS.

The Registrant has adopted a Code of Ethics (the "Code") pursuant to Section 406 of the Sarbanes-Oxley Act and as defined in Form N-CSR that applies to the Registrant's principal executive officer and principal financial and accounting officer. During the period covered by this report, the Registrant has not amended any provision in the Code that relates to an element of the Code's definition enumerated in paragraph

(b)of Item 2 of this Form N-CSR. During the period covered by this report, the Registrant did not grant a waiver, including an implicit waiver, from any provision of the Code. David L. DiLorenzo (Principal Executive Officer) and James O. Yost (Principal Financial Officer) were the two persons covered by the Code prior to April 1, 2024. Beginning April 1, 2024, David L. DiLorenzo (Principal Executive Officer) and Kasey L. Phillips (Principal Financial Officer) are the two persons covered by the Code.

A copy of the Code is attached hereto as EX-99.COE.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable for semi-annual reports.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable for semi-annual reports.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable to the Registrant.

ITEM 6. INVESTMENTS

A schedule of investments for each series covered by this Form N-CSR is included as part of the report to shareholders of such series under Item 1(a) of this Form N-CSR.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to the Registrant.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to the Registrant.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable to the Registrant.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There were no material changes to the procedures by which shareholders may send recommendations to the Board for nominees to the Registrant's Board since the Registrant last provided disclosure as to such procedures in response to the requirements of Item 407 (c)(2)(iv) of Regulation S-K or this Item.

ITEM 11. CONTROLS AND PROCEDURES.

(a)Based upon their evaluation of the effectiveness of the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the "Act")) as conducted within 90 days of the filing date of this report on Form N-CSR, the Registrant's principal financial officer and principal executive officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the Registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b)There were no changes in the Registrant's internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the period covered by the report that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

ITEM 12. DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to the Registrant.

ITEM 13. RECOVERY OF ERRONEOUSLY AWARDED COMPENSATION.

Not Applicable.

ITEM 14. EXHIBITS.

(a)(1) Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy the Item 2 requirements through filing of an exhibit: Attached hereto as EX-99.COE.

(2)A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2): Attached hereto as EX-99.302CERT.

(3)Any written solicitation to purchase securities under Rule 23c-1 under the Act (17 CFR 270.23c-1) sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons. Not applicable.

(4)Change in the registrant's independent public accountant. Not applicable.

(b)If the report is filed under Section 13(a) or 15(d) of the Exchange Act, provide the certifications required by Rule 30a-2(b) under the Act (17 CFR 270.30a-2(b)), Rule 13a-14(b) or Rule 15d-14(b) under the Exchange Act (17 CFR 240.13a-14(b) or 240.15d-14(b)) and Section 1350 of Chapter 63 of Title 18 of the United States Code (18 U.S.C. 1350) as an exhibit. A certification furnished pursuant to this paragraph will not be deemed "filed" for the purposes of Section 18 of the Exchange Act (15 U.S.C. 78r), or otherwise subject to the liability of that section. Such certification will not be deemed to be incorporated by reference into any filing under the Securities Act of 1933 or the Exchange Act, except to the extent that the registrant specifically incorporates it by reference. Attached hereto as EX-99.906CERT.

Notice

A copy of the Amended and Restated Declaration of Trust, as amended, of the Registrant is on file with the Secretary of State of The Commonwealth of Massachusetts and notice is hereby given that this instrument is executed on behalf of the Registrant by an officer of the Registrant as an officer and not individually and the obligations of or arising out of this instrument are not binding upon any of the Trustees or shareholders individually, but are binding only upon the assets and property of the respective constituent series of the Registrant.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) MFS SERIES TRUST XIII

By (Signature and Title)*

/S/ DAVID L. DILORENZO

David L. DiLorenzo, President

Date: April 12, 2024

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*

/S/ DAVID L. DILORENZO

David L. DiLorenzo, President (Principal Executive Officer)

Date: April 12, 2024

By (Signature and Title)*

/S/ KASEY L. PHILLIPS

Kasey L. Phillips, Treasurer (Principal Financial Officer and Accounting Officer) Date: April 12, 2024

* Print name and title of each signing officer under his or her signature.